Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (53,654)	$ 14,062	$ 3,655
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	14,393	4,712	3,283
Stock-based compensation expense	6,564	4,207	3,607
Accrued severance pay, net and pensions	(1,125)	358	(379)
Decrease (increase) in accrued interest and exchange rate on bank deposits	(271)	(276)	73
Accrued interest and amortization of premium on marketable securities	647	144	264
Decrease (increase) in trade receivables, net	(3,342)	(19,622)	2,359
Decrease (increase) in other accounts receivable and prepaid expenses	6,782	(7,607)	2,365
Decrease (increase) in inventories, net of write-off	40,643	4	(25,415)
Increase (decrease) in trade payables	(3,753)	(11,670)	12,813
Increase (decrease) in deferred revenues	(11,925)	2,113	12,662
Increase in deferred tax asset, net	(1,237)	(469)	(281)
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(13,847)	3,347	1,806
Net cash provided by (used in) operating activities	(20,125)	(10,697)	16,812
Cash flows from investing activities:
Purchase of property and equipment	(14,447)	(9,798)	(6,737)
Payment of business acquired, net of cash (Schedule A)	(42,405)	(1,232)
Investment in short and long-term bank deposits	(7,304)	(13,754)	(44,009)
Proceeds from maturities of short and long-term bank deposits	25,664	31,680	46,177
Investment in marketable securities		(18,339)	(4,703)
Proceeds from maturities of marketable securities	4,258	16,591	1,754
Proceeds from sale of marketable securities	6,201
Proceeds from realized callable held-to-maturity marketable security			10,000
Net cash provided by (used in) investing activities	(28,033)	5,148	2,482
Cash flows from financing activities:
Purchase of treasury shares at cost			(12,168)
Change in long-term loans	35,000
Proceeds from exercise of stock options	4,474	4,935	2,989
Net cash provided by (used in) financing activities	39,474	4,935	(9,179)
Effect of exchange rate changes on cash	(50)
Increase (decrease) in cash and cash equivalents	(8,734)	(614)	10,115
Cash and cash equivalents at the beginning of the year	37,725	38,339	28,224
Cash and cash equivalents at the end of the year	28,991	37,725	38,339
Supplemental disclosures of non cash financing and investing activities:
Purchase of property and equipment	617	672	1,364
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	3,849	856	377
Cash paid during the year for interest	1,029
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	44,551	132
Property, plant and equipment	9,500	7
Other long-term assets	8,581
Goodwill and other intangible assets	31,358	1,093
Deferred income taxes, net	3,550
Long-term liabilities	(55,135)
Estimated net fair value of assets acquired and liabilities assumed	$ 42,405	$ 1,232